Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for Non-PEO NEOs (1)	Average compensation actually paid to Non-PEO NEOs (2)	Total share- holder return (3)	Peer group total share-holder return (3)	Net income (4)	Company selected measure (5)
2024	$2,823,771	$4,552,962	$1,187,546	$1,444,697	$465.45	N/A	$(226,138,000)	N/A
2023	$997,800	$721,345	$653,200	$473,490	$359.35	N/A	$44,793,000	N/A
2022	$3,431,832	$4,239,794	$2,256,419	$2,781,636	$406.10	N/A	$18,105,000	N/A

Table Footnotes

(1)

The dollar amounts reported are the average amounts of total compensation reported for our PEO and Non-PEOs in the Summary Compensation Table above. The PEO and Non-PEOs for each year reported are as follows:

Fiscal Year	PEO	Non-PEOs
2024	Brent K. Bilsland	Lawrence D. Martin*, Heath A. Lovell and Marjorie Hargrave**
2023	Brent K. Bilsland	Lawrence D. Martin and Heath A. Lovell
2022	Brent K. Bilsland	Lawrence D. Martin

*Mr. Martin ceased to be our Chief Financial Officer effective as of April 9, 2024.

**Ms. Hargrave started as our Chief Financial Officer on April 10, 2024.

(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

PEO
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Summary Compensation Table Total for PEO	$2,823,771	$997,800	$3,431,832
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(1,800,000)		(1,864,733)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	3,609,452		2,672,695
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	232,757	(205,112)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(313,018)	(71,343)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Compensation Actually Paid to PEO	$4,552,962	$721,345	$4,239,794

Non-PEO NEOs
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Average Summary Compensation Table Total for Non-PEO NEOs	$1,187,546	$653,200	$2,256,419
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(400,000)		(1,212,174)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	814,446		1,737,391
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	50,435	(133,333)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(207,729)	(46,377)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Average Compensation Actually Paid to Non-PEO NEOs	$1,444,697	$473,490	$2,781,636

(3)

Total shareholder return reflects the cumulative total return of our Common Stock for the measurement period December 31, 2022, through December 31 of the year indicated. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2022. Hallador is a smaller reporting company and is not required to disclose peer group TSR.

(4)	Net income as reported for each year in our Annual Report on Form 10-K.
(5)	Hallador is a smaller reporting company and is not required to disclose the company-selected measure nor the tabular list of their most important financial performance measures.

Named Executive Officers, Footnote
(1)

The dollar amounts reported are the average amounts of total compensation reported for our PEO and Non-PEOs in the Summary Compensation Table above. The PEO and Non-PEOs for each year reported are as follows:

Fiscal Year	PEO	Non-PEOs
2024	Brent K. Bilsland	Lawrence D. Martin*, Heath A. Lovell and Marjorie Hargrave**
2023	Brent K. Bilsland	Lawrence D. Martin and Heath A. Lovell
2022	Brent K. Bilsland	Lawrence D. Martin

*Mr. Martin ceased to be our Chief Financial Officer effective as of April 9, 2024.

**Ms. Hargrave started as our Chief Financial Officer on April 10, 2024.

PEO Total Compensation Amount	$ 2,823,771	$ 997,800	$ 3,431,832
PEO Actually Paid Compensation Amount	$ 4,552,962	721,345	4,239,794
Adjustment To PEO Compensation, Footnote
(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

PEO
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Summary Compensation Table Total for PEO	$2,823,771	$997,800	$3,431,832
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(1,800,000)		(1,864,733)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	3,609,452		2,672,695
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	232,757	(205,112)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(313,018)	(71,343)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Compensation Actually Paid to PEO	$4,552,962	$721,345	$4,239,794

Non-PEO NEOs
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Average Summary Compensation Table Total for Non-PEO NEOs	$1,187,546	$653,200	$2,256,419
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(400,000)		(1,212,174)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	814,446		1,737,391
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	50,435	(133,333)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(207,729)	(46,377)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Average Compensation Actually Paid to Non-PEO NEOs	$1,444,697	$473,490	$2,781,636

Non-PEO NEO Average Total Compensation Amount	$ 1,187,546	653,200	2,256,419
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,444,697	473,490	2,781,636
Adjustment to Non-PEO NEO Compensation Footnote
(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

PEO
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Summary Compensation Table Total for PEO	$2,823,771	$997,800	$3,431,832
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(1,800,000)		(1,864,733)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	3,609,452		2,672,695
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	232,757	(205,112)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(313,018)	(71,343)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Compensation Actually Paid to PEO	$4,552,962	$721,345	$4,239,794

Non-PEO NEOs
Adjustments to Determine Compensation Actually Paid	2024	2023	2022
Reported Average Summary Compensation Table Total for Non-PEO NEOs	$1,187,546	$653,200	$2,256,419
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(400,000)		(1,212,174)
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	814,446		1,737,391
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	50,435	(133,333)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	(207,729)	(46,377)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year
Average Compensation Actually Paid to Non-PEO NEOs	$1,444,697	$473,490	$2,781,636

Total Shareholder Return Amount	$ 465.45	359.35	406.1
Net Income (Loss)	$ (226,138,000)	44,793,000	18,105,000
PEO Name	Brent K. Bilsland
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,800,000)		(1,864,733)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,609,452		2,672,695
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,757	(205,112)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,018)	(71,343)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,000)		(1,212,174)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	814,446		$ 1,737,391
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,435	(133,333)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (207,729)	$ (46,377)